STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (FY)	Jun. 24, 2019 shares
Initial Public Offering [Member]
Stockholders' Equity
Units issued (in shares)	25,000,000
Private Placement Warrants [Member]
Stockholders' Equity
Warrants issued (in shares)	6,954,500